Non-Cash Transactions (Details) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended			12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Puyi Investment	Dec. 31, 2012 Jintaiping CNY	Dec. 31, 2012 Noncontrolling shareholders CNY	Dec. 31, 2011 Noncontrolling shareholders CNY	Dec. 31, 2012 Acquisition of subsidiaries CNY	Dec. 31, 2011 Acquisition of subsidiaries CNY	Dec. 31, 2010 Acquisition of subsidiaries CNY	Dec. 31, 2012 Other investment CNY
Non-Cash Transactions
Considerations payable in connection with acquisition						7,987			96	20,402	30,000	3,030
Ownership percentage sold					19.50%
Ownership percentage acquired						19.50%
Amounts due to related parties	3,030	20,305		487			3,030	20,305
Payables for addition of office equipment, furniture and fixtures	38,537	9,666	9,799